Related-Party Transactions Property Manager Fees (FY) (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party			$ 5,454	$ 0	$ 0
Property Manager
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 7,052	$ 13,974	$ 22,631	24,384	23,074
Accounts payable, related parties				2,506
Property Management Fees | Property Manager
Related Party Transaction [Line Items]
Property management fee, percent fee			4.00%
Related party transaction, expenses from transactions with related party	2,683	5,269	$ 8,360	9,929	9,108
Accounts payable, related parties				840
Leasing Commissions | Property Manager
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	2,077	4,400	6,670	7,701	7,316
Accounts payable, related parties				705
Construction Management Fees | Property Manager
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	380	684	1,367	1,127	1,117
Accounts payable, related parties				165
Expenses and Reimbursements | Property Manager
Related Party Transaction [Line Items]
Related party transaction, expenses from transactions with related party	$ 1,912	$ 3,621	$ 6,234	5,627	$ 5,533
Accounts payable, related parties				$ 796